Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant unobservable inputs (Level 3) to determine fair value
Unrealized gain (loss) on other investments	$ 6,000,000	$ (6,000,000)
Unrealized gain (loss) on derivatives	154,000,000	(297,000,000)
Unrealized gain (loss) on future policy benefits and claims	(1,300,000,000)	1,800,000,000
Fair value of fixed maturity securities that were determined using non binding broker quotes	35,439,000,000	32,273,000,000
Fixed Maturity Securities Held At Fair Value [Member]
Significant unobservable inputs (Level 3) to determine fair value
Fair value of fixed maturity securities that were determined using non binding broker quotes	$ 1,100,000,000	$ 924,000,000